Accounts Receivable, Net	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

3. Accounts receivable, net

Accounts receivable consisted of the following:

	June 30, 2024	December 31, 2023
Accounts receivable	$86,356,813	$80,955,803
Less: allowances for credit losses	(3,007,231)	(1,928,486)
Total accounts receivable, net	83,349,582	79,027,317
Less: accounts receivable, net, related parties	(788,726)	(456,361)
Accounts receivable from third parties, net	$82,560,856	$78,570,956

For the six months ended June 30, 2024, and 2023, provision for credit losses amounted to $1,131,267 and $nil, respectively.

Allowance for credit losses movement is as follows:

	For the six months ended June 30, 2024	For the year ended December 31, 2023
Beginning balance	$1,928,486	$-
Bad debt provision	1,131,267	1,933,661
Foreign exchange translation	(52,522)	(5,175)
Ending balance	$3,007,231	$1,928,486